Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2018
Stock-Based Compensation Plans [Abstract]
Schedule Of Comparative Date For Performance Stock Units

	2018 Awards	2017 Awards	2016 Awards
TSR Awards
Shares of stock granted	7,523	7,304	9,541
Per-share fair value	$ 341.20	$ 226.95	$ 150.74
Volatility	22.9%	21.8%	26.7%
Risk-free interest rate	2.34%	1.44%	0.89%

EPS Awards
Shares of stock granted	7,523	7,304	9,541
Per-share fair value	$ 256.29	$ 172.60	$ 126.37

Common Assumptions
Service period (years)	2.9	2.9	2.9
Three-year measurement period ends December 31,	2020	2019	2018

Schedule Of Total Stock Option And PSU Award Activity

	Stock Options				Stock Awards		Performance Units (PSUs)
		Weighted Average		Aggregate		Weighted			Weighted
			Remaining	Intrinsic		Average	Number of		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date	Target		Grant-Date
	Options	Price	Life (Years)	(thousands)	Awards	Price	Units		Price
Outstanding at January 1, 2018	1,698,458	$141.62			9,706	$121.75	53,732		$151.09
Granted	246,350	306.70			2,295	333.75	32,255		209.49
Exercised/Vested	(539,104)	112.79			(12,001)	162.29	(37,827)		129.48
Canceled/ Forfeited	(10,670)	153.31			-	-	-		-
Outstanding at December 31, 2018	1,395,034	$181.82	3.6	$144,271	-	$-	48,160		$207.17

Vested and expected to vest
at December 31, 2018	1,395,034	$181.82	3.6	$144,271	-	$-	83,250	*$	202.10
Exercisable at December 31, 2018	770,385	137.48	3.3	110,291	n.a.	n.a.	n.a.		n.a.
* Amount includes 32,134 share units which vested and were converted to shares of stock and distributed in the first quarter of 2019.

Schedule Of Comparative Data For Stocks Option, Stock Awards And PSUs

	Years Ended December 31,
	2018	2017	2016
Total compensation expense of stock-based compensation
plans charged against income	$19,229	$16,256	$13,773
Total income tax benefit recognized in income for stock
based compensation expense charged against income	4,788	5,690	5,062
Total intrinsic value of stock options exercised	102,144	50,192	17,635
Total intrinsic value of stock awards vested during the period	4,003	6,983	7,429
Per-share weighted average grant-date fair value of
stock awards granted	333.75	203.52	126.53

Schedule Of Valuation Assumptions

	2018	2017	2016
Stock price on date of issuance	$306.70	$231.91	$135.85
Grant date fair value per share	$67.16	$46.27	$22.74
Number of options granted	246,350	330,550	505,775
Expected term (years)	4.0	4.0	4.0
Risk free rate of return	2.99%	1.86%	1.09%
Volatility	22.42%	22.80%	21.10%
Dividend yield	0.4%	0.5%	0.8%
Forfeiture rate	-	-	-

Schedule Of Other Data For Stock Options, Stock Awards And PSUs

	Stock	Stock
	Options	Awards	PSUs

Total unrecognized compensation at the end of the year	$27,556	$-	$5,925
Weighted average period over which unrecognized compensation to be recognized (years)	2.3	-	1.8
Actual income tax benefit realized	$24,075	$944	$2,086
Aggregate intrinsic value vested and expected to vest	$144,271	$-	$23,363